Annual Fund Operating Expenses - ClearBridge Variable Mid Cap Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.10%